Subsequent Events (Details Narrative) - $ / shares	2 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended		12 Months Ended
	Feb. 28, 2024	May 28, 2024	Jun. 30, 2026	Jun. 30, 2025	Jul. 29, 2024	Sep. 11, 2024	Aug. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 24, 2024
Series F Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.59375
Preferred Stock, Dividend Rate, Percentage					9.50%
Series E Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.57812	$ 0.57812					$ 0.57812
Preferred Stock, Dividend Rate, Percentage							9.25%
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.90
2024 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
restricted common shares granted										625,000
Restricted shares vested			25.00%	25.00%				25.00%	25.00%